Schedule of Investments (unaudited)
December 31, 2022
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
General Dynamics Corp.	200,021	$ 49,627,210
L3Harris Technologies, Inc.	159,591	33,228,442
Lockheed Martin Corp.	277,613	135,055,948
Northrop Grumman Corp.	174,623	95,276,055
TransDigm Group, Inc.	40,770	25,670,831
		338,858,486
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	105,881	9,694,465
Expeditors International of Washington, Inc.	266,934	27,739,781
		37,434,246
Automobiles — 2.0%
Tesla, Inc.(a)	4,499,502	554,248,656
Beverages — 2.9%
Brown-Forman Corp., Class B, NVS	167,522	11,002,845
Coca-Cola Co.	4,240,925	269,765,239
Constellation Brands, Inc., Class A	152,389	35,316,151
Keurig Dr Pepper, Inc.	713,297	25,436,171
Monster Beverage Corp.(a)	638,482	64,825,078
PepsiCo, Inc.	2,309,538	417,241,135
		823,586,619
Biotechnology — 4.6%
AbbVie, Inc.	2,964,610	479,110,622
Amgen, Inc.	894,471	234,923,863
Biogen, Inc.(a)	113,456	31,418,236
Gilead Sciences, Inc.	2,102,564	180,505,119
Incyte Corp.(a)	310,031	24,901,690
Moderna, Inc.(a)(b)	553,860	99,484,333
Regeneron Pharmaceuticals, Inc.(a)	179,510	129,514,670
Vertex Pharmaceuticals, Inc.(a)	430,306	124,263,767
		1,304,122,300
Building Products — 0.0%
Masco Corp.(b)	266,737	12,448,616
Capital Markets — 1.2%
Ameriprise Financial, Inc.	178,392	55,545,917
BlackRock, Inc.(c)	0	—
Cboe Global Markets, Inc.	119,184	14,954,017
Charles Schwab Corp.	1,508,612	125,607,035
FactSet Research Systems, Inc.	38,078	15,277,274
MarketAxess Holdings, Inc.(b)	30,718	8,566,943
Moody’s Corp.	124,133	34,585,937
MSCI, Inc., Class A	76,402	35,539,918
Nasdaq, Inc.	364,694	22,373,977
Raymond James Financial, Inc.	324,526	34,675,603
		347,126,621
Chemicals — 1.6%
Air Products and Chemicals, Inc.	371,814	114,615,384
Albemarle Corp.	196,392	42,589,569
CF Industries Holdings, Inc.	328,911	28,023,217
Corteva, Inc.	826,445	48,578,437
FMC Corp.	211,443	26,388,086
Linde PLC	505,542	164,897,690
Mosaic Co.	571,574	25,074,951
		450,167,334
Commercial Services & Supplies — 0.6%
Cintas Corp.	85,368	38,553,896
Copart, Inc.(a)	718,360	43,740,940
Republic Services, Inc.	189,710	24,470,693
Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	385,562	$ 14,088,435
Waste Management, Inc.	369,446	57,958,689
		178,812,653
Communications Equipment — 0.3%
Arista Networks, Inc.(a)	414,923	50,350,906
Motorola Solutions, Inc.	154,161	39,728,831
		90,079,737
Construction & Engineering — 0.1%
Quanta Services, Inc.	239,553	34,136,302
Construction Materials — 0.1%
Vulcan Materials Co.	131,757	23,071,968
Consumer Finance — 0.4%
American Express Co.	491,032	72,549,978
Discover Financial Services	266,033	26,026,008
		98,575,986
Distributors — 0.2%
Genuine Parts Co.	170,202	29,531,749
Pool Corp.(b)	40,978	12,388,879
		41,920,628
Electric Utilities — 0.2%
NRG Energy, Inc.	180,374	5,739,501
PG&E Corp.(a)	2,699,002	43,885,772
		49,625,273
Electrical Equipment — 0.1%
AMETEK, Inc.	192,740	26,929,633
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	997,593	75,956,731
CDW Corp.	143,192	25,571,227
Keysight Technologies, Inc.(a)	161,985	27,710,774
		129,238,732
Energy Equipment & Services — 0.2%
Schlumberger Ltd.	1,259,852	67,351,688
Entertainment — 0.3%
Activision Blizzard, Inc.	704,393	53,921,284
Electronic Arts, Inc.	298,975	36,528,766
		90,450,050
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	413,678	87,641,821
Extra Space Storage, Inc.	111,547	16,417,487
Iron Mountain, Inc.	305,090	15,208,737
Public Storage	164,294	46,033,536
SBA Communications Corp.	101,419	28,428,760
VICI Properties, Inc.	920,447	29,822,483
Weyerhaeuser Co.	705,141	21,859,371
		245,412,195
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	489,696	223,546,224
Food Products — 1.1%
Archer-Daniels-Midland Co.	451,232	41,896,891
Campbell Soup Co.	197,391	11,201,939
General Mills, Inc.	676,588	56,731,904
Hershey Co.	246,372	57,052,364
Hormel Foods Corp.	347,194	15,814,686
Kellogg Co.	237,303	16,905,466
Lamb Weston Holdings, Inc.	241,891	21,615,380

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc., NVS	215,293	$ 17,845,637
Mondelez International, Inc., Class A	1,236,205	82,393,063
		321,457,330
Gas Utilities — 0.1%
Atmos Energy Corp.	142,150	15,930,751
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,519,887	166,868,394
Boston Scientific Corp.(a)	1,272,568	58,881,721
Dexcom, Inc.(a)	647,509	73,323,919
Hologic, Inc.(a)	418,572	31,313,371
IDEXX Laboratories, Inc.(a)(b)	68,088	27,777,181
Intuitive Surgical, Inc.(a)	290,277	77,025,002
ResMed, Inc.	132,723	27,623,638
		462,813,226
Health Care Providers & Services — 4.7%
Cigna Corp.	251,139	83,212,396
Elevance Health, Inc.	400,360	205,372,669
HCA Healthcare, Inc.	191,944	46,058,882
Humana, Inc.	135,826	69,568,719
McKesson Corp.	109,341	41,015,996
Molina Healthcare, Inc.(a)	97,900	32,328,538
Quest Diagnostics, Inc.	126,549	19,797,326
UnitedHealth Group, Inc.	1,566,306	830,424,115
		1,327,778,641
Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc.(a)(b)	46,470	64,476,660
Domino’s Pizza, Inc.	27,127	9,396,793
Hilton Worldwide Holdings, Inc.	217,622	27,498,716
Marriott International, Inc., Class A	230,030	34,249,167
McDonald’s Corp.(b)	761,241	200,609,841
Starbucks Corp.	981,390	97,353,888
Yum! Brands, Inc.	302,216	38,707,825
		472,292,890
Household Durables — 0.1%
DR Horton, Inc.(b)	262,928	23,437,402
Household Products — 1.6%
Clorox Co.	92,495	12,979,823
Colgate-Palmolive Co.	770,066	60,673,500
Kimberly-Clark Corp.	271,565	36,864,949
Procter & Gamble Co.	2,184,860	331,137,382
		441,655,654
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	663,517	19,082,749
Insurance — 2.1%
Aon PLC, Class A	228,861	68,690,341
Arch Capital Group Ltd.(a)(b)	620,039	38,926,048
Arthur J. Gallagher & Co.	226,203	42,648,314
Brown & Brown, Inc.	231,032	13,161,893
Chubb Ltd.	396,592	87,488,195
Everest Re Group Ltd.	37,840	12,535,257
Globe Life, Inc.	105,482	12,715,855
Marsh & McLennan Cos., Inc.	532,156	88,061,175
Principal Financial Group, Inc.	230,887	19,376,037
Progressive Corp.	980,788	127,218,011
Travelers Cos., Inc.	212,140	39,774,129
W R Berkley Corp.	343,279	24,911,757
		575,507,012
Security	Shares	Value
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A(a)	10,012,901	$ 883,438,255
Alphabet, Inc., Class C, NVS(a)	8,876,026	787,569,787
		1,671,008,042
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.(a)	6,844,080	574,902,720
Etsy, Inc.(a)(b)	121,438	14,545,844
		589,448,564
IT Services — 5.7%
Accenture PLC, Class A	517,558	138,105,177
Automatic Data Processing, Inc.	695,402	166,103,722
Broadridge Financial Solutions, Inc.	97,532	13,081,967
EPAM Systems, Inc.(a)(b)	65,751	21,549,233
Fiserv, Inc.(a)	734,531	74,239,048
FleetCor Technologies, Inc.(a)	65,116	11,960,507
Gartner, Inc.(a)	132,472	44,529,138
Jack Henry & Associates, Inc.	121,522	21,334,402
Mastercard, Inc., Class A	1,423,037	494,832,656
Paychex, Inc.	306,490	35,417,984
VeriSign, Inc.(a)	75,286	15,466,756
Visa, Inc., Class A(b)	2,740,875	569,444,190
		1,606,064,780
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.	297,763	44,560,233
Bio-Techne Corp.	125,508	10,402,103
Danaher Corp.	1,098,296	291,509,724
IQVIA Holdings, Inc.(a)	149,485	30,627,982
Mettler-Toledo International, Inc.(a)(b)	24,291	35,111,426
Thermo Fisher Scientific, Inc.	657,463	362,058,300
Waters Corp.(a)	99,590	34,117,542
		808,387,310
Machinery — 1.5%
Caterpillar, Inc.	523,437	125,394,568
Cummins, Inc.	120,644	29,230,835
Deere & Co.	460,423	197,410,965
IDEX Corp.	72,480	16,549,358
Illinois Tool Works, Inc.	238,990	52,649,497
Snap-on, Inc.	50,467	11,531,205
		432,766,428
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	2,396,068	91,050,584
Nucor Corp.	430,059	56,686,077
Steel Dynamics, Inc.	279,603	27,317,213
		175,053,874
Multiline Retail — 0.5%
Dollar General Corp.	378,141	93,117,221
Dollar Tree, Inc.(a)	352,874	49,910,499
		143,027,720
Multi-Utilities — 0.3%
Sempra Energy	316,161	48,859,521
WEC Energy Group, Inc.	275,325	25,814,472
		74,673,993
Oil, Gas & Consumable Fuels — 8.2%
APA Corp.	540,138	25,213,642
Chevron Corp.	2,982,159	535,267,719
ConocoPhillips	2,088,865	246,486,070
Coterra Energy, Inc.	1,321,753	32,475,471
Devon Energy Corp.	1,095,837	67,404,934
Diamondback Energy, Inc.	295,037	40,355,161
EOG Resources, Inc.	984,677	127,535,365

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	616,792	$ 20,866,073
Exxon Mobil Corp.	6,903,742	761,482,743
Hess Corp.(b)	465,153	65,967,998
Marathon Oil Corp.	1,065,194	28,834,802
Marathon Petroleum Corp.	377,110	43,891,833
Occidental Petroleum Corp.(b)	1,218,933	76,780,590
ONEOK, Inc.	749,256	49,226,119
Pioneer Natural Resources Co.	398,303	90,968,422
Targa Resources Corp.	379,937	27,925,369
Williams Cos., Inc.	2,041,811	67,175,582
		2,307,857,893
Pharmaceuticals — 7.7%
Bristol-Myers Squibb Co.	3,564,210	256,444,908
Eli Lilly & Co.	1,322,057	483,661,333
Johnson & Johnson	2,717,346	480,019,171
Merck & Co., Inc.	4,250,238	471,563,906
Pfizer, Inc.	9,409,940	482,165,325
		2,173,854,643
Professional Services — 0.4%
CoStar Group, Inc.(a)(b)	681,759	52,686,336
Equifax, Inc.	100,976	19,625,695
Leidos Holdings, Inc.	147,996	15,567,699
Verisk Analytics, Inc.	120,967	21,340,998
		109,220,728
Road & Rail — 0.8%
CSX Corp.	1,691,710	52,409,176
JB Hunt Transport Services, Inc.(b)	139,090	24,251,732
Old Dominion Freight Line, Inc.	151,870	43,097,669
Union Pacific Corp.	515,313	106,705,863
		226,464,440
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.(a)	1,459,560	94,535,701
Analog Devices, Inc.	405,245	66,472,337
Applied Materials, Inc.	1,442,188	140,440,267
Broadcom, Inc.	407,365	227,769,993
Enphase Energy, Inc.(a)	227,857	60,372,991
First Solar, Inc.(a)	166,438	24,930,748
KLA Corp.(b)	237,570	89,571,017
Lam Research Corp.	228,620	96,088,986
Microchip Technology, Inc.	451,787	31,738,037
Monolithic Power Systems, Inc.	74,834	26,462,051
NVIDIA Corp.(b)	4,174,139	610,008,674
NXP Semiconductors NV	256,297	40,502,615
ON Semiconductor Corp.(a)	724,900	45,212,013
QUALCOMM, Inc.	1,879,199	206,599,138
SolarEdge Technologies, Inc.(a)(b)	93,737	26,552,880
Teradyne, Inc.(b)	127,129	11,104,718
Texas Instruments, Inc.	958,492	158,362,048
		1,956,724,214
Software — 9.0%
Adobe, Inc.(a)	366,290	123,267,574
Autodesk, Inc.(a)	199,021	37,191,054
Cadence Design Systems, Inc.(a)	459,852	73,870,625
Fortinet, Inc.(a)	1,086,996	53,143,234
Gen Digital, Inc.	511,800	10,967,874
Security	Shares	Value
Software (continued)
Intuit, Inc.	250,434	$ 97,473,922
Microsoft Corp.	7,247,903	1,738,192,097
Oracle Corp.	1,519,991	124,244,064
Paycom Software, Inc.(a)	81,606	25,323,158
PTC, Inc.(a)	177,720	21,333,509
ServiceNow, Inc.(a)	338,626	131,478,317
Synopsys, Inc.(a)	256,333	81,844,564
Tyler Technologies, Inc.(a)(b)	32,595	10,508,954
		2,528,838,946
Specialty Retail — 2.8%
AutoZone, Inc.(a)	31,820	78,473,848
Home Depot, Inc.	909,550	287,290,463
Lowe’s Cos., Inc.	717,957	143,045,753
O’Reilly Automotive, Inc.(a)	104,900	88,538,747
TJX Cos., Inc.	1,245,659	99,154,456
Tractor Supply Co.	185,177	41,659,270
Ulta Beauty, Inc.(a)	85,865	40,276,695
		778,439,232
Technology Hardware, Storage & Peripherals — 11.6%
Apple Inc.	25,067,674	3,257,042,883
Tobacco — 0.8%
Altria Group, Inc.	1,562,249	71,410,402
Philip Morris International, Inc.	1,403,297	142,027,689
		213,438,091
Trading Companies & Distributors — 0.2%
Fastenal Co.	471,687	22,320,229
WW Grainger, Inc.(b)	75,387	41,934,019
		64,254,248
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	680,756	95,305,840
Total Long-Term Investments — 99.7% (Cost: $22,779,958,110)		28,038,971,471
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	309,634,740	309,727,631
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	51,563,269	51,563,269
Total Short-Term Securities — 1.3% (Cost: $361,188,438)		361,290,900
Total Investments — 101.0% (Cost: $23,141,146,548)		28,400,262,371
Liabilities in Excess of Other Assets — (1.0)%		(295,090,127)
Net Assets — 100.0%		$ 28,105,172,244
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 67,653,659	$ 241,977,322(a)	$ —	$ 10,310	$ 86,340	$ 309,727,631	309,634,740	$ 362,556(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	48,780,000	2,783,269(a)	—	—	—	51,563,269	51,563,269	—	—
BlackRock, Inc.(c)	107,435,424	16,523,814	(115,599,167)	18,390,580	(26,750,651)	—	—	—	—
				$ 18,400,890	$ (26,664,311)	$ 361,290,900		$ 362,556	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	324	03/17/23	$ 62,548	$ 166,978
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® S&P 500 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 28,038,971,471	$ —	$ —	$ 28,038,971,471
Short-Term Securities
Money Market Funds	361,290,900	—	—	361,290,900
	$ 28,400,262,371	$ —	$ —	$ 28,400,262,371
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ 166,978	$ —	$ —	$ 166,978
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s